Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020	Dec. 31, 2021 USD ($)
Taxes on Income (Details) [Line Items]
Carryforwards losses and other temporary differences amount	₪ 311,625		$ (100,201)
Statutory tax rate and the taxes on income	0.00%
Israeli [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%